Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Fair value adjustments	£ 14	£ 40
Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	15	40
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	(1)	0
- Bid-offer and trade specific adjustments | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	(12)	(9)
- Uncertainty | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	27	40
- Credit risk adjustment | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	(1)	6
- Funding fair value adjustment | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	£ 1	£ 3